Note 9 - Income Taxes - Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Beginning balance	$ 376	$ 2,065
Additions	160	279
Additions	215	34
Reductions	0	(1,626)
Lapses in statues of limitations	(75)	(376)
Balance as of March 31,	$ 676	$ 376